Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

PHI’s gross amount of goodwill, accumulated impairment losses and carrying amount of goodwill for the years ended December 31, 2012 and 2011 were as follows:

	2012			2011
	Gross Amount	Accumulated Impairment Losses	Carrying Amount	Gross Amount	Accumulated Impairment Losses	Carrying Amount
	(millions of dollars)
Beginning balance as of January 1	$1,425	$18	$1,407	$1,425	$18	$1,407
Impairment losses	—	—	—	—	—	—

Ending balance as of December 31	$1,425	$18	$1,407	$1,425	$18	$1,407